Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Material accounting policies
Schedule of functional currencies of subsidiaries

The Parent Company’s subsidiaries functional currencies are:

Subsidiaries	Country of origin	Functional currency
CI&T Delaware LLC	United States	Brazilian Reais (“R$”)
CI&T Software S.A. (“CI&T Brazil”)	Brazil	Brazilian Reais (“R$”)
CI&T Japan, Inc.	Japan	Yen (“JP¥”)
CI&T China Inc.	China	Yuan (“¥”)
CI&T Portugal Unipessoal Lda.	Portugal	Euro (“€”)
CI&T Australia PTY Ltd.	Australia	Australian dollar (“AU$”)
CINQ Inc.	United States	US dollars (“US$”)
CI&T Inc. (“CI&T US”)	United States	US dollars (“US$”)
CI&T Software Inc. (“CI&T Canada”)	Canada	Canadian dollar (“C$”)
CI&T UK Limited. (“CI&T UK”)	United Kingdom	Pound sterling (“£”)
CI&T Colombia	Colombia	Colombian peso (“COP$”)
CI&T Argentina S/A	Argentina	Argentinian peso (“ARS$”)
CI&T Financial Services Solutions, LLC	United States	US dollars (“US$”)
CI&T FinTech Services, Inc.	United States	US dollars (“US$”)
CI&T Ltd.	United Kingdom	Pound sterling (“£”)
CI&T Digital Ltd.	United Kingdom	Pound sterling (“£”)
Somo Global Inc.	United States	US dollars (“US$”)
Somo Global SAS.	Colombia	Colombian peso (“COP$”)
CI&T Philippines, Inc (c)	Philippines	Philippine peso (“S$”)
CI&T SG PTE. LTD. (“CI&T Singapore”) (c)	Singapore	Singapore dollar (“₱”)
Ideonyx Ltd (in liquidation)	United Kingdom	Pound sterling (“£”)
Somo Ltd (dormant)	United Kingdom	Pound sterling (“£”)
CI&T Oceania PTY Ltd (“CI&T Oceania”)	Australia	Australian dollar (“AU$”)

Schedule Of Exchage Rate Used To Translate Foreign Operations

The main exchange rates used by the Group to translate its foreign operations are as follows:

	Closing rate
	December 31, 2024	December 31, 2023	December 31, 2022
US Dollars ("US$")	6.1923	4.8413	5.2177
Pound sterling (“£”)	7.7620	6.1586	6.2785
Euro (“€”)	6.4363	5.3516	5.5694
Australian Dollar (“AU$”)	3.8392	3.2882	3.5459

	Annual average rate
	December 31, 2024	December 31, 2023	December 31, 2022
US Dollars ("US$")	5.3920	4.9960	5.1643
Pound sterling (“£”)	6.8970	6.2124	6.3840
Euro	5.8340	5.4031	5.4391
Australian Dollar (“AU$”)	3.5583	3.3227	3.5858

Schedule of estimated useful lives of property and equipment	The estimated useful lives of property and equipment for current and comparative periods are as follows:
IT equipment	2 - 5 years
Furniture and fixtures	7-10 years
Leasehold improvements	1 - 8 years

Schedule of estimated useful lives of intangible assets

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. The estimated useful lives of intangible assets are as follows:

Intangible assets	December 31, 2024	December 31, 2023
Software	3 - 5 years	3 - 5 years
Customer relationship	4 – 19 years	4 – 19 years
Non-compete agreement	5 years	5 years
Other	20 years	1 - 20 years